Subsequent events - Additional Information (Detail) - USD ($) $ in Thousands																							12 Months Ended
	Apr. 08, 2025	Apr. 07, 2025	Apr. 04, 2025	Apr. 01, 2025	Mar. 18, 2025	Mar. 07, 2025	Mar. 06, 2025	Mar. 05, 2025	Mar. 03, 2025	Feb. 27, 2025	Feb. 18, 2025	Feb. 11, 2025	Feb. 08, 2025	Jan. 29, 2025	Jan. 28, 2025	Jan. 27, 2025	Jan. 24, 2025	Jan. 20, 2025	Jan. 13, 2025	Jan. 08, 2025	Jan. 06, 2025	Jan. 02, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2025	Mar. 31, 2024	Feb. 23, 2023	Feb. 15, 2023
Disclosure of non-adjusting events after reporting period [line items]
Interest Amount Paid																							$ 53,897	$ 22,993	$ 34,430
Repayment Of Loan and Interest																							470,351	211,499	$ 195,091
Cash																							10,734	10,000		$ 5,734	$ 10,734	$ 26,468	$ 10,000
Settlement of liabilities on behalf of entity by related party, related party transactions																							$ 121,813	$ 34,660
Vista Argentina [member] | On XXVIII [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued						92,400
Interest Rate						7.50%
Non-adjusting events [member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Repayment Of Loan and Interest													$ 18,027
Cash										$ 5,700
Settlement of liabilities on behalf of entity by related party, related party transactions					$ 11,960															$ 16,741	$ 16,690
Non-adjusting events [member] | Vista Argentina [member] | ON XIX [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest paid									$ 2,500
Non-adjusting events [member] | Vista Argentina [member] | ON XX [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest paid								$ 2,500
Non-adjusting events [member] | Vista Argentina [member] | ON XV [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repayment Of Loan and Interest																		$ 13,567
Non-adjusting events [member] | Vista Argentina [member] | ON XXIII [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest paid							$ 2,500
Non-adjusting events [member] | Vista Argentina [member] | ON XXI [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest Amount Paid												$ 175
Non-adjusting events [member] | Vista Argentina [member] | On XXV [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest Amount Paid	$ 393																			402
Non-adjusting events [member] | Vista Argentina [member] | On XII [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repayment Of Loan and Interest										$ 7,900
Loan Agreement With Conoco Phillips [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest Amount Paid																			$ 911
Loan Agreement With Banco Santander International [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest Amount Paid																		$ 73			$ 114
Loan Agreement With Banco de la Nacion Argentina [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value																	$ 30,000					$ 43,584
Borrowings, interest rate																	2.00%					32.88%
Borrowings, maturity date																	July 23, 2025					March 31, 2025
Repayment Of Loan and Interest																						$ 45,241
Loan Agreement With Banco Patagonia S.A [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Repayment Of Loan and Interest																				$ 144
Loan Agreement With Banco de Galicia y Buenos Aires S.A.U [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value																			$ 66,000
Loan Agreement With Banco de Galicia y Buenos Aires S.A.U [Member] | Vista Argentina [member] | Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate																			1.50%
Borrowings, maturity date																			February 18, 2025
Loan Agreement With Banco de Galicia y Buenos Aires S.A.U [Member] | Vista Argentina [member] | Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate																			1.90%
Borrowings, maturity date																			April 21, 2025
Loan Agreement With Banco Citibank N.A [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value																$ 25,000
Borrowings, interest rate																5.00%
Borrowings, maturity date																April 26, 2026
Interest Amount Paid															$ 71
Loan Agreement With Banco de la Provincia de Buenos Aires [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value														$ 20,000			$ 20,000
Borrowings, interest rate														1.90%			1.90%
Borrowings, maturity date														May 29, 2025			May 29, 2025
Loan Agreement With Banco ICBC [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value																$ 20,000
Borrowings, interest rate																1.75%
Borrowings, maturity date																March 28, 2025
Repayment Of Loan and Interest																$ 20,058
Loan Agreement With Banco Ciudad de Buenos Aires [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value		$ 27,000									$ 18,000
Borrowings, interest rate		3.00%									2.50%
Borrowings, maturity date		September 2, 2025									June 18, 2025
loan agreements signed with Banco Santander International [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest Amount Paid			$ 107
Loan Agreements With Banco De Galicia Y Buenos Aires SAU One [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value				$ 37,244
Borrowings, interest rate				37.50%
Borrowings, maturity date				April 30, 2025
Loan Agreements With Banco De Galicia y Buenos Aires SAU Two [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value				$ 27,032
Borrowings, interest rate				38.50%
Borrowings, maturity date				May 30, 2025